Quarterly Report
March 31, 2021
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 2.6%
CACI International, Inc., “A” (a)	87,946	$21,692,760
Kratos Defense & Security Solutions, Inc. (a)	184,256	5,026,504
		$26,719,264
Airlines – 1.1%
JetBlue Airways Corp. (a)	566,761	$11,527,919
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	303,216	$12,647,139
Automotive – 0.5%
Visteon Corp. (a)	40,733	$4,967,389
Biotechnology – 5.3%
Abcam PLC (a)	349,770	$6,707,300
Adaptive Biotechnologies Corp. (a)	80,922	3,257,920
AlloVir, Inc. (a)	151,445	3,543,813
Amicus Therapeutics, Inc. (a)	302,325	2,986,971
Berkeley Lights, Inc. (a)	54,497	2,737,384
BioAtla, Inc. (a)	102,026	5,187,002
BioXcel Therapeutics, Inc. (a)	71,823	3,099,881
BridgeBio Pharma, Inc. (a)	107,945	6,649,412
Immunocore Holdings PLC, ADR (a)	23,252	989,838
Morphosys AG, ADR (a)	163,390	3,561,902
Neurocrine Biosciences, Inc. (a)	35,030	3,406,667
Olink Holding AB (a)	96,565	3,476,340
Prelude Therapeutics, Inc. (a)	68,482	2,967,325
Sana Biotechnology, Inc. (a)	116,192	3,888,946
Seer, Inc. (a)	47,474	2,374,649
		$54,835,350
Brokerage & Asset Managers – 4.7%
Focus Financial Partners, “A” (a)	349,546	$14,548,104
GCM Grosvenor, Inc.	206,454	2,456,803
GCM Grosvenor, Inc. (PIPE) (a)(zz)	521,924	6,210,896
Hamilton Lane, Inc., “A”	84,030	7,441,697
TMX Group Ltd.	54,487	5,662,017
WisdomTree Investments, Inc.	1,961,521	12,259,506
		$48,579,023
Business Services – 11.3%
Endava PLC, ADR (a)	127,753	$10,819,401
EVO Payments, Inc., “A” (a)	364,329	10,026,334
ExlService Holdings, Inc. (a)	145,606	13,127,837
Keywords Studios PLC (a)	329,161	11,680,325
Nuvei Corp. (a)	319,294	19,317,287
Proofpoint, Inc. (a)	85,197	10,716,931
Stamps.com, Inc. (a)	86,484	17,254,423
TriNet Group, Inc. (a)	114,746	8,945,598
WNS (Holdings) Ltd., ADR (a)	198,241	14,360,578
		$116,248,714
Chemicals – 1.1%
Ingevity Corp. (a)	152,437	$11,513,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 9.0%
8x8, Inc. (a)	268,841	$8,721,202
Asana, Inc. (a)	181,785	5,195,415
Avalara, Inc. (a)	30,584	4,080,823
Everbridge, Inc. (a)	101,779	12,333,579
nCino, Inc. (a)	70,343	4,693,285
Open Lending Corp., “A” (a)	262,455	9,296,156
Pagerduty, Inc. (a)	217,372	8,744,876
Paylocity Holding Corp. (a)	40,672	7,314,046
Ping Identity Holding Corp. (a)	449,882	9,865,912
VERTEX, Inc. (a)	476,130	10,465,338
Viant Technology, Inc., “A” (a)	104,961	5,551,387
Zendesk, Inc. (a)	43,251	5,735,948
		$91,997,967
Computer Software - Systems – 3.1%
Q2 Holdings, Inc. (a)	157,691	$15,800,638
Rapid7, Inc. (a)	218,145	16,275,799
		$32,076,437
Construction – 2.5%
AZEK Co. LLC (a)	289,725	$12,182,936
Summit Materials, Inc., “A” (a)	217,806	6,102,924
Trex Co., Inc. (a)	77,737	7,116,045
		$25,401,905
Consumer Services – 1.4%
Boyd Group Services, Inc.	38,471	$6,518,672
Bright Horizons Family Solutions, Inc. (a)	20,412	3,499,637
MakeMyTrip Ltd. (a)	122,996	3,884,214
		$13,902,523
Containers – 1.2%
Gerresheimer AG	119,493	$11,868,964
Electrical Equipment – 3.5%
Advanced Drainage Systems, Inc.	50,565	$5,227,915
Generac Holdings, Inc. (a)	41,897	13,719,173
Littlefuse, Inc.	19,591	5,180,644
Sensata Technologies Holding PLC (a)	194,802	11,288,776
		$35,416,508
Electronics – 2.2%
Advanced Energy Industries, Inc.	121,837	$13,300,945
Silicon Laboratories, Inc. (a)	62,192	8,773,426
		$22,074,371
Entertainment – 0.9%
Manchester United PLC, “A”	618,007	$9,727,430
Food & Beverages – 0.9%
Duckhorn Portfolio, Inc. (a)	462,360	$7,758,401
Laird Superfood, Inc. (a)(l)	47,467	1,778,588
		$9,536,989
Gaming & Lodging – 0.5%
Penn National Gaming, Inc. (a)	48,424	$5,076,772
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	54,506	$4,742,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 0.8%
Metromile, Inc. (a)(l)	831,417	$8,555,281
Leisure & Toys – 1.6%
Malibu Boats, Inc., “A” (a)	129,761	$10,339,357
Thule Group AB	137,144	5,954,692
		$16,294,049
Machinery & Tools – 1.4%
Ritchie Bros. Auctioneers, Inc.	247,123	$14,469,052
Medical & Health Technology & Services – 7.1%
Certara, Inc. (a)	378,007	$10,319,591
Charles River Laboratories International, Inc. (a)	35,581	10,312,441
Guardant Health, Inc. (a)	27,647	4,220,314
Health Catalyst, Inc. (a)	82,500	3,858,525
HealthEquity, Inc. (a)	105,041	7,142,788
ICON PLC (a)	50,672	9,950,461
PRA Health Sciences, Inc. (a)	175,423	26,897,609
		$72,701,729
Medical Equipment – 4.5%
Acutus Medical, Inc. (a)	217,182	$2,903,723
Bio-Techne Corp.	13,199	5,041,094
Maravai Lifesciences Holdings, Inc., “A” (a)	324,239	11,555,878
Merit Medical Systems, Inc. (a)	125,551	7,517,994
Nevro Corp. (a)	33,872	4,725,144
OptiNose, Inc. (a)	442,427	1,632,556
Outset Medical, Inc. (a)	91,825	4,994,362
PerkinElmer, Inc.	37,075	4,756,352
Silk Road Medical, Inc. (a)	66,651	3,375,873
		$46,502,976
Network & Telecom – 3.2%
CoreSite Realty Corp., REIT	112,199	$13,447,050
QTS Realty Trust, Inc., REIT, “A”	308,528	19,141,077
		$32,588,127
Other Banks & Diversified Financials – 5.2%
Bank OZK	121,786	$4,974,958
dMY Technology Group, Inc. II (a)(l)	612,982	9,016,965
FTAC Olympus Acquisition Corp. (a)	845,693	8,938,975
Hudson Executive Investment Corp., “A” (a)	712,446	7,067,465
Prosperity Bancshares, Inc.	115,426	8,644,253
TPG Pace Tech Opportunities Corp. (a)	728,075	7,215,223
TS Innovation Acquisitions Corp. (a)	695,964	7,558,169
		$53,416,008
Pharmaceuticals – 2.5%
Annexon, Inc. (a)	176,796	$4,922,001
Collegium Pharmaceutical, Inc. (a)	145,562	3,449,819
Harmony Biosciences Holdings (a)	145,477	4,806,560
Orchard RX Ltd., ADR (a)	124,881	906,636
SpringWorks Therapeutics, Inc. (a)	96,522	7,101,124
Turning Point Therapeutics, Inc. (a)	45,030	4,259,388
		$25,445,528
Pollution Control – 1.0%
GFL Environmental, Inc.	295,352	$10,322,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.1%
StealthGas, Inc. (a)	446,086	$1,266,884
Real Estate – 2.9%
Big Yellow Group PLC, REIT	486,784	$7,482,542
Industrial Logistics Properties Trust, REIT	352,188	8,146,108
STAG Industrial, Inc., REIT	409,847	13,774,958
		$29,403,608
Specialty Chemicals – 2.3%
Axalta Coating Systems Ltd. (a)	391,664	$11,585,421
Ferro Corp. (a)	720,584	12,149,046
		$23,734,467
Specialty Stores – 5.7%
ACV Auctions, Inc. (a)	286,457	$9,914,277
Leslie's, Inc. (a)	766,308	18,766,883
Petco Health & Wellness Co., Inc. (a)	517,601	11,470,038
ThredUp, Inc. (a)	319,485	7,453,585
Vroom, Inc. (a)	284,076	11,076,123
		$58,680,906
Trucking – 3.4%
CryoPort, Inc. (a)	266,893	$13,881,105
Knight-Swift Transportation Holdings, Inc.	237,711	11,431,522
Schneider National, Inc.	392,254	9,794,582
		$35,107,209
Utilities - Electric Power – 2.4%
Array Technologies, Inc. (a)	450,136	$13,423,055
Shoals Technologies Group, Inc. (a)	330,115	11,481,400
		$24,904,455
Total Common Stocks		$1,002,253,085
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	22,806,369	$22,806,369
Collateral for Securities Loaned – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	7,792,318	$7,792,318

Other Assets, Less Liabilities – (0.6)%		(6,285,894)
Net Assets – 100.0%		$1,026,565,878
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,806,369 and $1,010,045,403, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(zz)	Securities subject to a restriction on resale.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$837,115,101	$6,210,896	$—	$843,325,997
Canada	56,289,581	—	—	56,289,581
United Kingdom	48,313,472	—	—	48,313,472
India	18,244,792	—	—	18,244,792
Germany	15,430,866	—	—	15,430,866
Ireland	9,950,461	—	—	9,950,461
Sweden	9,431,032	—	—	9,431,032
Greece	1,266,884	—	—	1,266,884
Mutual Funds	30,598,687	—	—	30,598,687
Total	$1,026,640,876	$6,210,896	$—	$1,032,851,772
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2021, the value of securities loaned was $7,949,426. These loans were collateralized by cash of $7,792,318 and U.S. Treasury Obligations (held by the lending agent) of $491,377.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,899,306	$124,292,741	$133,385,678	$31	$(31)	$22,806,369
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,274	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.